PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets at September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Insurance	$419,602	$468,495
Other prepaid and current assets	119,015	151,268
Total prepaid expenses and other current assets	$538,617	$619,763

Prepaid expenses and other current assets at December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Prepaid clinical trial expenses	$—	$11,185
Prepaid insurance	468,495	624,612
Other prepaid and current assets	151,268	167,576
Total prepaid expenses and other current assets	$619,763	$803,373